Summary of Significant Accounting Principles (Details)		12 Months Ended
	Aug. 09, 2022 shares	Dec. 31, 2024 USD ($) ft² shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Summary of Significant Accounting Principles [Line Items]
Cash and cash equivalents		$ 270,728,008	$ 372,340,353
Cash and cash equivalents segregated under federal and foreign requirements		939,232,153	621,802,114
Allowance for credit losses		1,114,751	225,572
Decrease to indemnification obligation		557,103
Indemnification obligation			557,102
Fractional share repurchase obligation		108,252,531	45,528,829
Customer cash		$ 1,270,372,599	579,199,615
Fractional share repurchase obligation			45,528,829
Operating lease		Total revenues
Operating lease income		$ 1,135,608	1,102,459	$ 127,768
Handling charges income		3,623,929	518,110	541,356
Capitalized related costs		7,603,867	2,340,539
Preferred shares redemption value accretion		495,088,038	340,080,000	$ 51,409,749
Securities sold not yet purchased		$ 2,196	$ 2,083
Private placement warrants (in Shares) | shares		320,991,761	313,741,326	310,746,876
Maximum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions			50.00%
Minimum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions			2.50%
China [Member]
Summary of Significant Accounting Principles [Line Items]
Land lease agreement right to use (in Square Feet) | ft²		288,690
United States [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		90.00%	89.00%
Accounts Payable and Other Accrued Expenses [Member]
Summary of Significant Accounting Principles [Line Items]
Indemnification obligation			$ 557,103
United States [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		$ 340,367	31,261
Mainland China [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		4,664,052	3,009,712	$ 5,220,133
Hong Kong [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		72,453	65,214	46,889
Singapore [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		311,149	358,879	236,175
Japan [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		288,095	140,256	81,128
Others [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense		739,351	305,333	$ 102,517
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Summary of Significant Accounting Principles [Line Items]
Cash and cash equivalents		169,659	163,718
Federal deposit insurance corporation coverage limit		250,000
Cash equivalents
Maturity days		185 days
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Warrant [Member]
Summary of Significant Accounting Principles [Line Items]
Private placement warrants (in Shares) | shares		17,272,000
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		24.00%	41.00%	26.00%
Customer One [Member] | United States [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		81.00%	72.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		19.00%	24.00%	22.00%
Customers Two [Member] | China [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		2.00%	10.00%
Customers Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		11.00%	11.00%	14.00%
Customers Three [Member] | HONG KONG | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		6.00%	5.00%
Customer [Member] | Customer Concentration Risk [Member] | Maximum [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		85.00%
Customer [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			76.00%
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Summary of Significant Accounting Principles [Line Items]
Preferred shares redemption value accretion		$ 3,663,464	$ 118,642,864
Ordinary shares subject to possible redemption (in Shares) | shares		9,732,960	10,056,597
Over-Allotment Option [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Summary of Significant Accounting Principles [Line Items]
Forfeitures shares (in Shares) | shares	510,000